FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Equity instruments designated at fair value through other comprehensive income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity securities and trust funds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Equity securities and trust funds at fair value through OCI	$ 28,572	$ 10,898	$ 32,072
Equity securities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Impairment loss	0	0	0
Fair value through OCI | Equity securities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	474,097	444,357
Dividends received from equity investments at fair value through OCI	17,194	18,464	$ 16,842
Fair value through OCI | Equity securities | Securities listed in Colombia
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	2	2
Fair value through OCI | Equity securities | Securities listed in foreign countries
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	76,795	78,787
Fair value through OCI | Equity securities | Securities unlisted | Telered S.A.
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	160,761	164,981
Fair value through OCI | Equity securities | Securities unlisted | Asociacion Gremial de Instituciones Financieras Credibanco S.A.
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	109,011	110,786
Fair value through OCI | Equity securities | Securities unlisted | Transacciones y Transferencias, S. A.
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	55,401	17,346
Fair value through OCI | Equity securities | Securities unlisted | Compania De Procesamiento de Medios de Pago Guatemala (Bahamas), S A.
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	18,913	16,333
Fair value through OCI | Equity securities | Securities unlisted | Camara de Riesgo Central de Contraparte de Colombia S.A.
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	17,385	14,998
Fair value through OCI | Equity securities | Securities unlisted | Derecho Fiduciario Inmobiliaria Cadenalco
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	4,212	4,449
Fair value through OCI | Equity securities | Securities unlisted | Others
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	$ 31,617	$ 36,675